Consolidated Statement of Cash Flows - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Cash flow from / (used in) operating activities
Net profit / (loss)	$ 27,866	$ 7,661	$ 7,486
Non-cash items included in net profit and other adjustments:
Depreciation, amortization and impairment of non-financial assets	3,750	2,061	2,118
Credit loss expense / (release)	1,037	29	(148)
Share of net (profit) / loss of associates and joint ventures and impairment related to associates	348	(32)	(105)
Deferred tax expense / (benefit)	(694)	494	434
Net loss / (gain) from investing activities	(102)	(1,470)	(230)
Net loss / (gain) from financing activities	8,534	(16,587)	100
Other net adjustments	(15,175)	5,844	3,802
Net change in operating assets and liabilities:
Amounts due from banks and amounts due to banks	3,291	(1,088)	2,148
Receivables from securities financing transactions measured at amortized cost	(3,503)	5,690	(1,565)
Payables from securities financing transactions measured at amortized cost	(2,014)	(1,247)	(751)
Cash collateral on derivative instruments	96	76	(3,312)
Loans and advances to customers	27,877	3,529	(27,460)
Customer deposits	52,786	(8,692)	29,825
Financial assets and liabilities at fair value held for trading and derivative financial instruments	3,674	8,006	(10,516)
Brokerage receivables and payables	(5,962)	6,019	8,115
Financial assets at fair value not held for trading and other financial assets and liabilities	9,938	5,678	19,609
Provisions and other non-financial assets and liabilities	3,920	257	3,010
Income taxes paid, net of refunds	(1,852)	(1,582)	(1,134)
Net cash flow from / (used in) operating activities	86,068	14,647	31,425
Cash flow from / (used in) investing activities
Purchase of subsidiaries, associates and intangible assets	(4)	(3)	(1)
Disposal of subsidiaries, associates and intangible assets	121	1,730	593
Purchase of property, equipment and software	(1,685)	(1,643)	(1,841)
Disposal of property, equipment and software	65	161	295
Net (purchase) / redemption of financial assets measured at fair value through other comprehensive income	30	(699)	(750)
Purchase of debt securities measured at amortized cost	(14,244)	(30,792)	(4,922)
Disposal and redemption of debt securities measured at amortized cost	10,435	18,799	4,507
Net cash flow from / (used in) investing activities	103,228	(12,447)	(2,119)
Cash flow from / (used in) financing activities
Repayment of Swiss National Bank funding	(56,516)
Net issuance (repayment) of short-term debt measured at amortized cost	3,169	(12,249)	(3,093)
Net movements in treasury shares and own equity derivative activity	(2,779)	(6,006)	(3,341)
Distributions paid on UBS shares	(1,679)	(1,668)	(1,301)
Issuance of debt designated at fair value and long-term debt measured at amortized cost	109,735	79,115	98,272
Repayment of debt designated at fair value and long-term debt measured at amortized cost	(109,471)	(67,670)	(79,909)
Net cash flows from other financing activities	(721)	(617)	(282)
Net cash flow from / (used in) financing activities	(58,262)	(9,094)	10,345
Total cash flow
Cash and cash equivalents at the beginning of the year	195,321	207,875	173,531
Net cash flow from / (used in) operating, investing and financing activities	131,035	(6,895)	39,651
Effects of exchange rate differences on cash and cash equivalents	13,955	(5,659)	(5,307)
Cash and cash equivalents at the end of the year	340,311	195,321	207,875
of which: cash and balances at central banks	314,065	169,363	192,706
of which: loans and advances to banks	19,227	13,450	13,942
of which: money market paper	7,018	12,508	1,227
Net cash flow from / (used in) operating activities includes:
Interest received in cash	44,581	15,718	11,163
Interest paid in cash	35,969	8,198	4,707
Dividends on equity investments, investment funds and associates received in cash	2,296	$ 1,907	$ 2,531
Credit Suisse
Non-cash items included in net profit and other adjustments:
Negative goodwill	(27,748)
Cash flow from / (used in) investing activities
Cash and cash equivalents acquired upon the acquisition of the Credit Suisse Group	$ 108,510